Cover	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Registrant Name	ATLANTIC INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40760
Entity Tax Identification Number	46-5319744
Entity Address, Postal Zip Code	07632
City Area Code	(201)
Local Phone Number	899-4470
Entity Address, Address Line Two	Suite 2230
Entity Address, City or Town	Englewood Cliffs
Entity Address, Address Line One	270 Slyvan Avenue
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001605888
Amendment Flag	false
Entity Address, State or Province	NJ